Share-based Compensation - Movements in Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Beginning balance	$ 2,948	$ 1,589
Share-based compensation	8,514	1,359	$ 717
Ending balance	$ 11,462	$ 2,948	$ 1,589